SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                RULE 24F-2 NOTICE

                  (FOR FISCAL YEAR ENDED DECEMBER 31, 2002)

                                      UNDER
                       THE INVESTMENT COMPANY ACT of 1940




                        Anchor International Bond Trust
               (Exact Name of Registrant as specified in Charter)

                579 Pleasant Street, Suite 4, Paxton, MA 01612
                   (Address of Principal Executive Offices)


                             Peter K. Blume, Esquire
                             Thorp Reed & Armstrong
                                One Oxford Center
                          301 Grant Street, 14th Floor
                          Pittsburgh Pennsylvania 15222
                     (Name and Address of Agent for service)

               Shares  of  Beneficial  Interest,  without  par  value
            (Title of Securities with respect to which Notice is filed)





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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.    Name and address of issuer:  Anchor International Bond Trust

2.    The name of each  series or class of  securities  for which this Form is
      filed.  (If the Form is being filed  for  all  series  and   classes of
      securities of the issuer, check the box but do not list the securities or
      classes):   |_|         common


 3.   Investment Company Act File Number:  811-04644
      Securities Act File Number:          033-04965

4(a). Last day of fiscal year for which this Form is filed:  December 31, 2002

4(b). |_|   Check  box if this Form is being  filed  late  (i.e.  more than 90 calendar days after the end of the issuer's fiscal year).

4(c). |_|   Check box if this is the last time the issuer will be filing this
      Form.

5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during
            the fiscal year pursuant to section 24(f):      $ 0

      (ii)  Aggregate price of securities redeemed or
            repurchased during the fiscal year:             $(4,891)

      (iii) Aggregate  price of securities  redeemed or
            repurchased  during any prior fiscal year
            ending no earlier than October 11, 1995 that
            were not previously used to reduce registration
            fees payable to the Commission:                 $(23,333,248)

      (iv)  Total available redemption credits [add Items
            5(ii) and 5(iii)]:                              $(23,338,139)


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      (v)   Net sales - if Item 5(i)is greater than Item
            5(iv)[subtract  Item 5(iv) from Item 5(i)]:     $(23,338,139)


------------------------------------------------------------------------------
      (vi)  Redemption credits available for use in future
            years - if Item 5(i) is less than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:           $(23,338,139)
                                                            -------------
------------------------------------------------------------------------------

      (vii) Multiplier for determining registration fee
            (See Instruction C.9):                          X 0.000092
                                                            -----------

      (viii) Registration fee due [multiply Item 5(v)
             by Item 5(vii)] enter "0" if no fee is due):   = $0.00
                                                            -----------

6.    Prepaid Shares

      If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the
      amount of  securities   (number  of  shares  or  other  units)   deducted
      here: __________________.  If there is a number of shares  or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that were
      available  for use by the  issuer  in  the  future   year, then state
      that   number   here: ____________________.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                               + $0.00

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                               = $0.00
                                                               ========


9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox    depository:

      Method of Delivery:

            |_|   Wire Transfer

            |_|   Mail or other means


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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


ANCHOR INTERNATIONAL BOND TRUST

By:    /S/CHRISTOPHER Y. WILLIAMS
       Christopher Y. Williams, Vice President


Date: February 21, 2003

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